Intangible (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of exploration and evaluation assets [text block] [Abstract]
Schedule of intangible assets
	IT applications	Finite life intangible (c)	Indefinite life intangible (c)	Exploration cost and mining evaluation (b)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
As of January 1, 2019	13,814	24,543	1,975	47,829	88,161
Additions	3,712	-	-	1,623	5,335
Disposals	-	-	-	(726)	(726)
Transfers and reclassifications, note 10	7,619	-	-	-	7,619

As of December 31, 2019	25,145	24,543	1,975	48,726	100,389
Additions	4,954	-	-	270	5,224
Disposals	(1)	-	-	-	(1)
Transfers, note 10	4,173	-	-	534	4,707
As of December 31, 2020	34,271	24,543	1,975	49,530	110,319

Accumulated amortization
As of January 1, 2019	6,706	802	71	6,232	13,811
Additions	2,470	2,454	-	878	5,802
Disposals	-	-	-	(59)	(59)

As of December 31, 2019	9,176	3,256	71	7,051	19,554
Additions	4,168	2,454		1,034	7,656
As of December 31, 2020	13,344	5,710	71	8,085	27,210

Impairment (b)
Al of January 1, 2019	-	-	-	33,469	33,469

As of December 31, 2019	-	-	-	33,469	33,469
As of December 31, 2020	-	-	-	33,469	33,469

Next Value
As of December 31, 2019	15,969	21,287	1,904	8,206	47,366
As of December 31, 2020	20,927	18,833	1,904	7,976	49,640
(b)	As of December 31, 2020 and 2019, the exploration and evaluation assets include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.
(c)	During the year 2018, the Group acquired brand and other intangibles for an amount of S/25,152,000 from a third party, which were recorded using the acquisition method reflecting their fair values at the acquisition date. See note 1.2.
(d)	As of December 31, 2020 and 2019, the Group evaluated the conditions of use of the projects related to the exploration and mining evaluation costs and its other intangibles, not finding any indicators of impairment in said assets.